Deferred Credits and Other Noncurrent Liabilities	12 Months Ended
Dec. 31, 2025
Deferred Credits And Other Noncurrent Liabilities [Abstract]
Deferred Credits and Other Noncurrent Liabilities
21.
Deferred Credits and Other Noncurrent Liabilities

As at December 31, 2025 and 2024, this account consists of:

	2025	2024
	(in million pesos)
Contract liabilities and unearned revenues - non-current	4,884	5,625
Provision for asset retirement obligations	1,836	1,752
Accrual of capital expenditures (1)	1,526	44
Others	65	54
	8,311	7,475

(1) Represents expenditure related to the acquisition of Property and Equipment which are not due to be settled within one year.

The following table summarizes the changes to provision for asset retirement obligations for the years ended
December 31, 2025 and 2024:

	2025	2024
	(in million pesos)
Provision for asset retirement obligations at beginning of the year	1,752	1,164
Capitalized to ROU assets during the year	103	73
Accretion expenses	94	54
Settlement of obligations and others	(4)	(3)
Reclassification to liabilities associated with assets classified as held-for-sale	(9)	—
Change in assumptions	(48)	(51)
Revaluation due to change in IBR	(52)	515
Provision for asset retirement obligations at end of the year	1,836	1,752